THIRD AVENUE SMALL-CAP VALUE FUND
THIRD AVENUE SMALL-CAP VALUE FUND
Investment Objective
Third Avenue Small-Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Small-Cap Value Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees THIRD AVENUE SMALL-CAP VALUE FUND	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days or less of issuance)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses THIRD AVENUE SMALL-CAP VALUE FUND	Institutional Class	Investor Class
Management (Advisory) Fee	0.90%	0.90%
Distribution (12b-1) Fees	none	0.25%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses (as a percentage of net assets)	1.12%	1.37%

Example

The following example is intended to help you compare the cost of investing in Third Avenue Small-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example THIRD AVENUE SMALL-CAP VALUE FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Institutional Class	114	356	617	1,363
Investor Class	139	434	750	1,647

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Credit and Interest Rate Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Fund’s investments are denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Fund’s investments in high-yield securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Fund is non-diversified. This means that the Fund may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund, and volatility may be expected to increase when the Fund makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small-Cap Risk. The Fund invests in smaller companies, whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Small-Cap Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year (prior to December 31, 2009 this was the only class available of the Fund – see “Choosing a Share Class” for details about classes). The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to relevant market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling (800)-443-1021.

CALENDAR YEARS

During the period shown in the above bar chart, the highest return for a quarter was 23.29% (quarter ending 6/30/09) and the lowest return for a quarter was (28.68)% (quarter ending 12/31/08).
Average Annual Total Returns For the periods ending 12/31/13
Average Annual Returns THIRD AVENUE SMALL-CAP VALUE FUND		1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class		31.47%	16.28%	7.79%	9.38%	[1]	Apr. 01, 1997
Investor Class	[2]	31.17%			13.90%	[1]	Dec. 31, 2009
After Taxes on Distributions Institutional Class	[3]	29.35%	15.70%	7.07%	8.69%	[1]
After Taxes on Distributions and Sale of Fund Shares Institutional Class	[3]	19.21%	13.17%	6.32%	7.85%	[1]
Russell 2000 Index Institutional Class Comparison (reflects no deductions for fees, expenses, or taxes)	[4][5]	38.82%	20.08%	9.07%	8.98%	[1]	Apr. 01, 1997
Russell 2000 Value Index Institutional Class Comparison (reflects no deductions for fees, expenses, or taxes)	[4][5]	34.52%	17.64%	8.61%	10.12%	[1]	Apr. 01, 1997
S&P Small Cap 600 Index Institutional Class Comparison (reflects no deductions for fees, expenses, or taxes)	[4][5]	41.31%	21.37%	10.65%	10.97%	[1]	Apr. 01, 1997
Russell 2000 Index Investor Class Comparison (reflects no deductions for fees, expenses, or taxes)	[5][6]	38.82%			18.37%	[1]	Dec. 31, 2009
Russell 2000 Value Index Investor Class Comparison (reflects no deductions for fees, expenses, or taxes)	[5][6]	34.52%			16.91%	[1]	Dec. 31, 2009
S&P Small Cap 600 Index Investor Class Comparison (reflects no deductions for fees, expenses, or taxes)	[5][6]	41.31%			20.34%	[1]	Dec. 31, 2009
[1]	Institutional Class commenced operations on April 1, 1997; Investor Class commenced operations on December 31, 2009.
[2]	After-tax returns for the Investor Class vary from those of the Institutional Class.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	The index performance reported since inception is relevant for Institutional Class only. The date used to calculate the Since Inception performance for the Indexes is the inception date of the Institutional Class.
[5]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The Russell 2000 Index measures the performance of small companies. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P Small Cap 600 Index is a small cap index that covers approximately 3% of the U.S. equities market and consists of companies that meet specific inclusion criteria to ensure that they are investable and financially viable.
[6]	The index performance reported since inception is relevant for Investor Class only. The date used to calculate the Since Inception performance for the Indexes is the inception date of the Investor Class.